Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 6,309,509	$ 7,759,451	$ 23,503,384	$ 21,664,070	$ 31,356,251	$ 13,620,160
COST OF REVENUES	5,978,265	6,293,699	20,831,870	19,366,374	28,752,889	12,785,425
GROSS PROFIT	331,244	1,465,752	2,671,514	2,297,696	2,603,362	834,735
OPERATING EXPENSES:
Compensation and related benefits	551,306	3,433,741	1,955,854	11,150,955	13,158,040	4,531,798
Legal and professional fees	621,105	517,277	3,523,811	1,588,359	2,096,359	1,993,130
Rent	156,738	83,911	496,349	269,148	419,249	23,100
General and administrative expenses	173,680	720,481	615,331	2,316,016	2,791,272	1,355,857
Impairment loss				1,724,591	3,842,259
Contingency loss					586,784
Total Operating Expenses	1,502,829	4,755,410	6,591,345	17,049,069	22,893,963	7,903,885
LOSS FROM OPERATIONS	(1,171,585)	(3,289,658)	(3,919,831)	(14,751,373)	(20,290,601)	(7,069,150)
OTHER (EXPENSES) INCOME:
Interest expense	(2,028,958)	(2,339,508)	(7,016,597)	(4,936,951)	(6,318,122)	(1,720,075)
Interest expense - related parties	(22,686)	(35,753)	(152,262)	(183,392)	(222,328)	(193,617)
Loan fees				(601,121)	(601,121)
Bargain purchase gain						203,588
Gain (loss) on debt extinguishment, net	907,447	(4,714,751)	7,151,041	39,203,017	39,090,168
Other income	91,950		266,918
Derivative income (expense), net	37,826,129	(981,244)	(31,835,642)	(56,018,849)	(55,841,032)	(5,799,282)
Total Other (Expenses) Income	36,773,882	(8,071,256)	(31,586,542)	(22,537,296)	(23,892,435)	(7,509,386)
INCOME (LOSS) FROM CONTINUING OPERATIONS	35,602,297	(11,360,914)	(35,506,373)	(37,288,669)	(44,183,036)	(14,578,536)
LOSS FROM DISCONTINUED OPERATIONS:
Loss from discontinued operations				(681,426)	(681,426)	100,379
NET INCOME (LOSS)	35,602,297	(11,360,914)	(35,506,373)	(37,970,095)	(44,864,462)	(14,478,157)
Deemed dividend related to ratchet adjustment		(981,548)	(18,696,012)	(981,548)	(981,548)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 35,602,297	$ (12,342,462)	$ (54,202,385)	$ (38,951,643)	$ (45,846,010)	$ (14,478,157)
NET INCOME (LOSS) PER COMMON SHARE - BASIC
Net income (loss) from continuing operations	$ 0.03	$ (1.10)	$ (0.11)	$ (4.34)
Loss from discontinued operations	0.00	(0.00)	0.00	(0.08)
Net income (loss) per common share - basic	0.03	(1.10)	(0.11)	(4.42)
NET INCOME (LOSS) PER COMMON SHARE - DILUTED
Net income (loss) from continuing operations	0.00	(1.10)	(0.11)	(4.34)
Loss from discontinued operations	0.00	(0.00)	(0.00)	(0.08)
Net income (loss) per common share - diluted	$ 0.00	$ (1.10)	$ (0.11)	$ (4.42)
NET LOSS PER COMMON SHARE - BASIC AND DILUTED
Net loss from continuing operations attributable to common shareholders					$ (4.73)	$ (5.79)
Net (loss) income from discontinued operations					(0.07)	0.04
Net loss per common share - basic and diluted					$ (4.80)	$ (5.75)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING:
Basic	1,136,231,561	11,247,054	472,432,161	8,811,489
Diluted	2,506,145,678	11,247,054	472,432,161	8,811,489
Basic and diluted					9,561,186	2,516,059